Segment Information Level 4 (Details) - Reconciliation of Segment EBITDA to Net Income - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Segment Reporting Information [Line Items]
Segment EBITDA [Line Items]		$ 466	$ 462	$ 446
Asset impairment Charges	$ 6	(6)	5	124
Asset and goodwill impairment		(6)	(5)	(181)
Business realignment costs		(16)	(47)	(21)
Integration costs		0	0	(10)
Unrealized and realized foreign currency losses excluded from EBITDA		(10)	(32)	(2)
Other		(31)	(25)	(35)
Total adjustments		(9)	(211)	(187)
Gain (loss) on extinguishment of debt		41	0	(6)
Unrealized gains (losses) on pension and OPEB plan liabilities		13	(102)	68
Interest expense, net		(326)	(308)	(303)
Income tax expense		(34)	(22)	(379)
Depreciation and amortization		(137)	(144)	(148)
Net income		(40)	(223)	(571)
Net Income (Loss) Attributable to Noncontrolling Interest		1	(1)	(1)
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest		(39)	(224)	(572)
EPCD [Member]
Segment Reporting Information [Line Items]
Segment EBITDA [Line Items]		307	290	279
Depreciation and amortization		(96)	(101)	(105)
FPD [Member]
Segment Reporting Information [Line Items]
Segment EBITDA [Line Items]		233	255	235
Depreciation and amortization		(35)	(36)	(37)
Corporate and Other [Member]
Segment Reporting Information [Line Items]
Segment EBITDA [Line Items]		(74)	(83)	(68)
Depreciation and amortization		$ (6)	$ (7)	$ (6)